The Company and Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) applicable to interim financial statements. Accordingly, certain information related to significant accounting policies and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been condensed or omitted. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of QT Imaging for the year ended December 31, 2023 and the related notes which provide a more complete discussion of the Company’s accounting policies and certain other information. The December 31, 2023 condensed consolidated balance sheet was derived from the QT Imaging’s audited consolidated financial statements.
These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s condensed consolidated financial position as of March 31, 2024 and its condensed consolidated statements of operations and comprehensive loss, stockholders’ deficit and cash flows for the three months ended March 31, 2024 and 2023. The condensed consolidated statements of operations and comprehensive loss for the three months ended March 31, 2024 are not necessarily indicative of the results to be expected for the year ending December 31, 2024 or for any other future annual or interim period.
The share and per share amounts, prior to the Merger, have be en retrospectiv
ely restated as shares reflecting conversion at the exchange ratio of approximately 0.3427 established in the Business Combination Agreement.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles
generally accepted in the United States of America (“U.S. GAAP”). In the opinion of management, the consolidated financial statements contain all adjustments necessary for a fair presentation of the Company’s financial position as of the date reported.

Principles of Consolidation
Principles of Consolidation
The condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, QT Imaging and QT Ultrasound Labs, Inc. (“QT Labs”). All intercompany balances and transactions are eliminated in consolidation.

Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, QT Ultrasound Labs, Inc. (“QT Labs”). QT Labs provides personnel and staffing services for the Company. All intercompany balances and transactions are eliminated in consolidation.

Liquidity
Liquidity
The Company has incurred net operating losses and negative cash flows from operations since its inception and had an accumulated deficit of $22,068,735 as of March 31, 2024. During the three months ended March 31, 2024, the Company incurred a net loss of $4,298,590 and used $5,975,515 of cash in operating activities, which includes repayment of net liabilities assumed from the business combination. The Company expects to continue to incur losses, and its ability to achieve and sustain profitability will depend on the achievement of sufficient revenues to support the Company’s cost structure. The Company may never achieve profitability and, unless and until it does, the Company will need to continue to raise additional capital.
In connection with the Business Combination, the Company entered into various agreements to obtain financing through the issuance of debt and through stock subscription agreements. On March 4, 2024, the Company received the
Pre-Paid
Advance, net of issuance costs, of $9,025,000 from Yorkville pursuant to the Standby Equity Purchase Agreement, $500,000 of cash proceeds from an investor related to a stock subscription agreement, and $1,500,000 in cash proceeds through a note payable from Funicular Funds, LP. See Note 8. Long-Term Debt. The Standby Equity Purchase Agreement provides the Company with access to an additional $40 million of potential capital through the issuance of common stock to Yorkville. During the time the Company has a balance under the
Pre-Paid
Advance, additional advances can be received with written consent of Yorkville or upon a trigger event, which occurs when the daily volume-weighted average price is less than $2.00 per share for five consecutive trading days. Management believes that the additional cash received and financing arrangements at the closing of the Business Combination will be sufficient to fund the Company’s current operating plan for at least the next 12 months.
The Company’s future capital requirements will depend on many factors, including the Company’s growth rate, the timing and extent of its spending to support research and development activities, and the timing and cost to enhance commercialized existing products. In the event that additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company, or at all. Any additional debt financing obtained by the Company in the future could also involve restrictive covenants relating to the Company’s capital-raising activities and other financial and operational matters, which may make it more difficult for the Company to obtain additional capital and to pursue business opportunities, including potential acquisitions. Additionally, if the Company raises additional funds through further issuances of equity, convertible debt securities or other securities convertible into equity, its existing stockholders could suffer significant dilution in their percentage ownership of the Company, and any new equity securities the Company issues could have rights, preferences and privileges senior to those of holders of the Company’s common stock. If the Company is unable to obtain adequate financing or financing on terms satisfactory to the Company when the Company requires it, the Company’s ability to continue to grow or support its business and to respond to business challenges could be significantly limited.

Liquidity
The Company has incurred net operating losses and negative cash flows from operations since its inception and had an accumulated deficit of $17,770,145 as of December 31,2023. During the year ended December 31, 2023, the Company incurred a net loss of $6,098,951 and used $2,651,143 of cash in operating activities. The Company expects to continue to incur losses, and its ability to achieve and sustain profitability will depend on the achievement of sufficient revenues to support the Company’s cost structure. The Company may never achieve profitability and, unless and until it does, the Company will need to continue to raise additional capital. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.
In connection with the Business Combination, the Company entered into various agreements to obtain financing through the issuance of debt and through stock subscription agreements. Subsequent to December 31, 2023, the Company received the Pre-Paid Advance,
net of issuance costs, of $9,005,000 from Yorkville pursuant to the Standby Equity Purchase Agreement, $500,000 of cash proceeds from an investor related to a stock subscription agreement, and $1,500,000 in cash proceeds through a note payable from Funicular Funds, LP. See Note 14. Subsequent Events. The Standby Equity Purchase Agreement provides the Company with access to an additional $40 million of potential capital through the issuance of common stock to Yorkville. During the time the Company has a balance under the Pre-Paid Advance,
additional advances can be received with written consent of Yorkville or upon a trigger event, which occurs when the daily volume-weighted average price is less than $2.00 per share for five consecutive trading days. Management believes that the additional cash received and financing arrangements at the closing of the Business Combination has alleviated the substantial doubt about the Company’s ability to continue as a going concern and will be sufficient to fund the Company’s current operating plan for at least the next 12 months from the date of issuance of these consolidated financial statements.
The Company’s future capital requirements will depend on many factors, including the Company’s growth rate, the timing and extent of its spending to support research and development activities, the timing and cost of establishing additional sales and marketing capabilities, and the timing and cost to introduce new and enhanced products. In the event that additional financing is required from outside sources, the Company may not be able to raise it on terms acceptable to the Company, or at all. Any additional debt financing obtained by the Company in the future could also involve restrictive covenants relating to the Company’s capital-raising activities and other financial and operational matters, which may make it more difficult for the Company to obtain additional capital and to pursue business opportunities, including potential acquisitions. Additionally, if the Company raises additional funds through further issuances of equity, convertible debt securities or other securities convertible into equity, its existing stockholders could suffer significant dilution in their percentage ownership of the Company, and any new equity securities the Company issues could have rights, preferences and privileges senior to those of holders of the Company’s common stock. If the Company is unable to obtain adequate financing or financing on terms satisfactory to the Company when the Company requires it, the Company’s ability to continue to grow or support its business and to respond to business challenges could be significantly limited.

Reclassification
Reclassification
Certain reclassifications have been made to the prior year condensed consolidated statement of operations and comprehensive loss to conform to the current year presentation. The reclassification had no impact on the previously reported condensed consolidated balance sheet, statement of stockholders’ deficit or cash flows.

Reclassification
Certain reclassifications have been made to the prior year consolidated statement of operations and comprehensive loss to conform to the current year presentation. The reclassification had no impact on the previously reported consolidated balance sheet, statement of stockholders’ equity (deficit) or cash flows.

Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. In addition, any change in these estimates or their related assumptions could have an adverse effect on the Company’s operating results.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. The Company bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. In addition, any change in these estimates or their related assumptions could have an adverse effect on the Company’s operating results.

Business Risk and Concentration of Credit Risk and Supply Risk
Business Risk and Concentration of Credit Risk and Supply Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and accounts receivable. The majority of the Company’s cash is invested in U.S. dollar deposits with a reputable bank in the United States. Management believes that minimal credit risk exists with respect to the financial institution that holds the Company’s cash. At times, such cash may be in excess of insured limits established by the Federal Deposit Insurance Corporation.
The Company performs ongoing credit evaluations of its customers and generally does not require collateral for accounts receivable. Payment terms range from cash in advance to 30 days from delivery of products or services but may fluctuate depending on the terms of each specific contract. During the three months ended March 31, 2024, two customers represented 99% of revenue. During the three months ended March 31, 2023, two customers represented 100% of revenue. As of March 31, 2024, one customer represented 93% of accounts receivable. As of December 31, 2023, one customer represented 100% of accounts receivable.
Certain components and services used to manufacture and develop the Company’s products are presently available from only one or a limited number of suppliers or vendors. The loss of any of these suppliers or vendors would potentially require a significant level of hardware and/or software development efforts to incorporate the products or services into the Company’s product.

Business Risk and Concentration of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. The majority of the Company’s cash is invested in U.S. dollar deposits with a reputable bank in the United States. Management believes that minimal credit risk exists with respect to the financial institution that holds the Company’s cash. At times, such cash may be in excess of insured limits established by the Federal Deposit Insurance Corporation.
The Company performs ongoing credit evaluations of its customers and generally does not require collateral for accounts receivable. Payment terms range from cash in advance to 30 days from delivery of products or services but may fluctuate depending on the terms of each specific contract. During the year ended December 31, 2023, one customer represented 49% of revenue. During the year ended December 31, 2022, one customer represented 98% of revenue. As of December 31, 2023, one customer represented 100% of accounts receivable. As of December 31, 2022, there were no customer concentrations in accounts receivable.
The Company’s products require approvals from the Food and Drug Administration and international regulatory agencies prior to commercialized sales. The Company’s future products may not receive required approvals. If the Company was denied such approvals, or if such approvals were delayed, it would have a material adverse impact on the Company’s business, results of operations and financial condition.
Certain componen
ts and services
used to manufacture and develop the Company’s products are presently available from only one or a limited number of suppliers or vendors. The loss of any of these suppliers or vendors would potentially require a significant level of hardware and/or software development efforts to incorporate the products or services into the Company’s product.

Cash and Cash Equivalents, Restricted Cash
Cash and Cash Equivalents
The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents. The Company had restricted cash equivalents of $20,000 as of March 31, 2024 and December 31, 2023.
Restricted Cash
Restricted cash is comprised of cash held in an account subject to a collateral agreement to be used for the Company’s corporate credit card program.

Cash and Cash Equivalents
The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents. The Company had restricted cash equivalents of $20,000 as of December 31, 2023 and 2022.
Restricted Cash
Restricted cash is comprised of cash held in an account subject to a collateral agreement to be used for the Company’s corporate credit card program.

Accounts Receivable
Accounts Receivable, Net
Accounts receivable are carried at the amount due. Accounts receivable are written off when management deems all realistic efforts to collect the amount outstanding have been exhausted. A provision for credit losses is estimated by management based on evaluations of its historical bad debt and current collection experience. As of March 31, 2024, the Company recorded a provision for credit losses of $1,290. As of December 31, 2023, a provision for credit losses was not
required.

Accounts Receivable
Accounts receivable are carried at the amount due. Accounts receivable are written off when management deems all realistic efforts to collect the amount outstanding have been exhausted. A provision for credit losses is estimated by management based on evaluations of its historical bad debt and current collection experience. As of December 31, 2023 and 2022, a provision for credit losses was not required.

Inventory
Inventory
Inventory is stated at the lower of cost or net realizable value. Cost is determined using the weighted-average cost method. The Company periodically reviews the value of items in inventory and provides write-

offs of inventory that is obsolete. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value. Once inventory has been written down below cost, it is not subsequently written up.

Inventory
Inventory is stated at the lower of cost or net realizable value. Cost is determined using the weighted-average cost method. The Company periodically reviews the value of items in inventory and provides write-offs of inventory that is obsolete. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value. Once inventory has been written down below cost, it is not subsequently written up.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment, net are recorded at cost, less accumulated depreciation. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to current operations as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Leasehold improvements are amortized over the lesser of the term of the related lease or the estimated useful lives of the assets.

Property and Equipment, Net
Property and equipment, net are recorded at cost, less accumulated depreciation. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to current operations as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Leasehold improvements are amortized over the lesser of the term of the related lease or the estimated useful lives of the assets.

Leases
Leases
The Company primarily enters into leases for office space that are classified as operating leases. The Company determines if an arrangement is or contains a lease at inception. The Company accounts for leases by recording right-of-use
(“ROU”) assets and lease liabilities on the condensed consolidated balance sheets in the captions operating lease right-of-use
assets, net and operating lease liabilities, respectively. The lease term includes the non-cancelable
period of the lease plus any additional periods covered by an option to extend that the Company is reasonably certain to exercise. The Company’s leases do not include substantial variable payments based on index or rates. The Company’s lease agreements do not contain any significant residual value guarantees or material restrictive covenants.
The Company’s leases do not provide a readily determinable implicit discount rate. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in similar economic environments. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The lease payments related to the next 12 months are included in operating lease liabilities, current on the condensed consolidated balance sheets. The Company recognizes a single lease cost on a straight-line basis over the term of the lease, and the Company classifies all cash payments within operating activities in the condensed consolidated statements of cash flows.
The Company did
not
have any finance leases as of March 31, 2024 or December 31, 2023.

Leases
The Company primarily enters into leases for office space that are classified as operating leases. The Company determines if an arrangement is or contains a lease at inception. The Company accounts for leases by recording right-of-use (“ROU”)
assets and lease liabilities on the consolidated balance sheets in the captions operating lease right-of-use assets,
net and operating lease liabilities, respectively. The lease term includes the non-cancelable period
of the lease plus any additional periods covered by an option to extend that the Company is reasonably certain to exercise. The Company’s leases do not include substantial variable payments based on index or rates. The Company’s lease agreements do not contain any significant residual value guarantees or material restrictive covenants.
The Company’s leases do not provide a readily determinable implicit discount rate. The Company’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in similar economic environments. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The lease payments related to the next 12 months are included in operating lease liabilities, current on the consolidated balance sheets. The Company recognizes a single lease cost on a straight-line basis over the term of the lease, and the Company classifies all cash payments within operating activities in the consolidated statements of cash flows.
The Company did not have any finance leases as of December 31, 2023 or 2022.

Intangible Assets	Intangible Assets, Net The Company’s intangible assets are comprised of patents with a useful life of 12 years. Patents are amortized on a straight-line basis over their useful life.	Intangible Assets The Company’s intangible assets are comprised of patents with a useful life of 12 years. Patents are amortized on a straight-line basis over their useful life.
Long-Lived Assets
Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of an asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. Management has reviewed the Company’s long-lived assets and recorded no impairment charge for the three months ended March 31, 2024 and 2023.

Long-Lived Assets
Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by an asset to the carrying value of an asset. If the carrying value of the long-lived asset is not recoverable on an undiscounted cash flow basis, impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values, and third-party independent appraisals, as considered necessary. Management has reviewed the Company’s long-lived assets and recorded no impairment charge for the years ended December 31, 2023 and 2022.

Fair Value Measurements
Fair Value Measurements
The Company applies the requirements of the fair value measurements framework, which establishes a hierarchy for measuring fair value and requires enhanced disclosures about fair value measurements. The fair value measurement guidance clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement guidance also requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy in which these assets and liabilities must be grouped based on significant levels of inputs as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability.
Level 3: Unobservable inputs in which there is little or no market data, which requires the reporting entity to develop its own assumptions.
The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s financial assets measured on a recurring basis included certificates of deposit totaling $20,000 as of March 31, 2024 and December 31, 2023 and were classified as Level 2 financial assets. See Note 3 for discussion on financial liabilities measured at fair value.

Fair Value Measurements
The Company applies the requirements of the fair value measurements framework, which establishes a hierarchy for measuring fair value and requires enhanced disclosures about fair value measurements. The fair value measurement guidance clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement guidance also requires disclosure about how fair value is determined for assets and liabilities and establishes a hierarchy in which these assets and liabilities must be grouped based on significant levels of inputs as follows:
Level 1: Quoted prices in active markets for identical assets or liabilities.
Level 2: Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability.
Level 3: Unobservable inputs in which there is little or no market data, which requires the reporting entity to develop its own assumptions.
The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s financial assets measured on a recurring basis included certificates of deposit totaling $20,000 as of December 31, 2023 and 2022 and were classified as Level 2 financial assets. The Company did not have any financial liabilities measured on a recurring basis as of December 31, 2023 and 2022.

Debt and Debt Issuance Costs
Debt and Debt Issuance Costs
The Company evaluates its financial instruments to determine if they are freestanding financial instruments. The Company also evaluates its convertible debt for embedded derivatives. Embedded provisions (like conversion options) are assessed to determine if they qualify as embedded derivatives that require separate accounting.
Debt issuance costs are recorded as a reduction to the carrying amount of the debt and are amortized to interest expense using the effective interest method. Debt is classified as short-term or long-term based on the term of the note.

Convertible Debt
The Company evaluates its financial instruments to determine if they are freestanding financial instruments. The Company also evaluates its convertible debt for embedded derivatives. Embedded provisions (like conversion options) are assessed to determine if they qualify as embedded derivatives that require separate accounting.
Debt issuance costs are recorded as a reduction to the carrying amount of the convertible debt and are amortized to interest expense using the effective interest method. The convertible debt is classified as short-term or long-term based on the term of the note.

Revenue Recognition
Revenue Recognition
Revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these goods or services.
The Company determines revenue recognition through the following steps:

1)	Identification of the contract, or contracts, with a customer
The Company considers the terms and conditions of the contract in identifying the contracts. The Company determines a contract with a customer to exist when the contract is approved, each party’s rights regarding the goods or services to be transferred can be identified, the payment terms for the goods or services can be identified, it has been determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company will evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit and financial information pertaining to the customer.

2)	Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or services either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract. The Company’s performance obligations consist of (i) product sales, (ii) maintenance contracts and (iii) other services including training.

3)	Determination of the transaction price
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring goods or services to the customer. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The Company’s contracts do not contain a significant financing component.

4)	Allocation of the transaction price to the performance obligations in the contract
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price.

5)	Recognition of revenue when, or as a performance obligation is satisfied
For product sales and services, revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised goods or services to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. Training and maintenance services are generally recognized upon invoicing in amounts that correspond directly with the value to the customer of the performance completed to date which primarily includes professional service arrangements entered on a time and materials basis.
All of the revenue recognized by the Company during the three months ended March 31, 2024 and 2023 was recognized at a point in time.
Revenue recognized during the three months ended March 31, 2024 and 2023 is disaggregated as follows:

	March 31, 2024	March 31, 2023
Product	$1,306,120	$3,064
Service	56,043	4,500

	$1,362,163	$7,564

Revenue recognized by geography during the three months ended March 31, 2024 and 2023 is as follows:

	March 31, 2024	March 31, 2023
United States	$1,358,195	$7,564
International	3,968	—

	$1,362,163	$7,564

The Company had no contract assets as of March 31, 2024 and December 31, 2023. The Company had contract liabilities of $343,651 as of March 31, 2024, which are expected to be fully recognized as revenue in 2024. The Company had contract liabilities of $347,619 as of December 31, 2023. Revenue recognized during the three months ended March 31, 2024 that was previously included in contract liabilities as of December 31, 2023 was not significant.

Revenue Recognition
Revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration the Company expects to be entitled to receive in exchange for these goods or services.

The Company determines revenue recognition through the following steps:

1)	Identification of the contract, or contracts, with a customer
The Company considers the terms and conditions of the contract in identifying the contracts. The Company determines a contract with a customer to exist when the contract is approved, each party’s rights regarding the goods or services to be transferred can be identified, the payment terms for the goods or services can be identified, it has been determined the customer has the ability and intent to pay, and the contract has commercial substance. At contract inception, the Company will evaluate whether two or more contracts should be combined and accounted for as a single contract and whether the combined or single contract includes more than one performance obligation. The Company applies judgment in determining the customer’s ability and intent to pay, which is based on a variety of factors, including the customer’s historical payment experience or, in the case of a new customer, credit and financial information pertaining to the customer.

2)	Identification of the performance obligations in the contract
Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the goods or services either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the goods or services is separately identifiable from other promises in the contract. The Company’s performance obligations consist of (i) product sales, (ii) maintenance contracts and (iii) other services including training.

3)	Determination of the transaction price
The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring goods or services to the customer. Variable consideration is included in the transaction price if, in the Company’s judgment, it is probable that a significant future reversal of cumulative revenue under the contract will not occur. The Company’s contracts do not contain a significant financing component.

4)	Allocation of the transaction price to the performance obligations in the contract
If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price.

5)	Recognition of revenue when, or as a performance obligation is satisfied
For product sales and services, revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised goods or services to a customer, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. Training and maintenance services are generally recognized upon invoicing in amounts that correspond directly with the value to the customer of the performance completed to date which primarily includes professional service arrangements entered on a time and materials basis.
All of the revenue recognized by the Company during the years ended December 31, 2023 and 2022 was recognized at a point in time.

Revenue recognized during the years ended December 31, 2023 and 2022 is disaggregated as follows:

	2023	2022
Product	$17,832	$701,092
Service	22,523	7,152

	$40,355	$708,244

Revenue recognized by geography during the years ended December 31, 2023 and 2022 is as follows:

	2023	2022
United States	$35,165	$7,200
International	5,190	701,044

	$40,355	$708,244

The Company had no contract assets as of December 31, 2023 and 2022 and no contract liabilities as of December 31, 2022. The Company had contract liabilities of $347,619 as of December 31, 2023, which are expected to be fully recognized in revenue in 2024.

Shipping and Handling Costs
Shipping and Handling Costs
Shipping and handling activities are typically performed before the customer obtains control of the goods, and the related costs are therefore expensed as incurred. Shipping and handling costs are included in cost of revenue in the accompanying condensed consolidated statements of operations and comprehensive loss. Shipping and handling costs incurred for inventory purchases are expensed in cost of revenue when sold.

Shipping and Handling Costs
Shipping and handling activities are typically performed before the customer obtains control of the goods, and the related costs are therefore expensed as incurred. Shipping and handling costs are included in cost of revenue in the accompanying consolidated statements of operations and comprehensive loss. Shipping and handling costs incurred for inventory purchases are expensed in cost of revenue when sold.

Product Warranty
Product Warranty
The Company’s products sold to customers are generally subject to warranties up to six months, which provides for the repair or replacement of products, at the Company’s option, that fail to perform with stated specifications. The Company estimates future warranty obligations related to those products. To date, product warranty claims have not been significant.

Product Warranty
The Company’s products sold to customers are generally subject to warranties between one and two years, which provides for the repair or replacement of products, at the Company’s option, that fail to perform with stated specifications. The Company estimates future warranty obligations related to those products. To date, product warranty claims have not been significant.

Research and Development Costs
Research and Development Costs
Research and development costs incurred by the Company include salaries, purchased services, operating materials and supplies, depreciation, and amortization, and are expensed as incurred. These costs for the three months ended March 31, 2024 and 2023, amounted to $642,546 and $421,887, respectively.

Research and Development Costs
Research and development costs incurred by the Company include salaries, purchased services, operating materials and supplies, depreciation, and amortization, and are expensed as incurred. These costs for the years ended December 31, 2023 and 2022, amounted to $1,485,636 and $2,386,086, respectively.

Advertising	Advertising Advertising and promotion costs are expensed as incurred. Advertising expenses were not significant for the three months ended March 31, 2024 and 2023.	Advertising Advertising and promotion costs are expensed as incurred. Advertising expenses were not significant for the years ended December 31, 2023 and 2022.
Grant Income
Grant Income
Periodically, the Company is awarded grants on a cost reimbursement basis. Costs are expensed when incurred and reimbursable on a monthly or quarterly basis with the offset booked as a contra-expense to the applicable functional area in the condensed consolidated statements of operations and comprehensive loss.

Grant Income
Periodically, the Company is awarded grants on a cost reimbursement basis. Costs are expensed when incurred and reimbursable on a monthly or quarterly basis with the offset booked as a contra-expense to the applicable functional area in the consolidated statements of operations and comprehensive loss.

Income Taxes
Income Taxes
Deferred tax assets and liabilities are determined based on the differences between financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets may be reduced by a valuation allowance if it is more-likely-than-not
that some or all of the deferred tax asset will not be realized. The Company annually evaluates the realizability of deferred tax assets by assessing the valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.
The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not
sustain the position following an audit. For tax positions meeting the more-likely-than-not
threshold, the amount recognized in the condensed consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. In accordance with this accounting policy, the Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax expense. There were no accrued interest and penalties during the three months ended March 31, 2024 and 2023.

Income Taxes
Deferred tax assets and liabilities are determined based on the differences between financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. Deferred tax assets may be reduced by a valuation allowance if it is more-likely-than-not that
some or all of the deferred tax asset will not be realized. The Company annually evaluates the realizability of deferred tax assets by assessing the valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.
The Company recognizes the financial statement benefit of a tax position only after determining that the relevant tax authority would more-likely-than-not sustain
the position following an audit. For tax positions meeting
the more-likely-than-not threshold,
the amount recognized in the consolidated financial statements is the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority. In accordance with this accounting policy, the Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of income tax benefit. There were no accrued interest and penalties during the years ended December 31, 2023 and 2022.

Stock-Based Compensation
Stock-Based Compensation
Stock-based
compensation cost is measured at the grant date based on the fair market value of the award. Stock-based compensation is recognized as expense on a ratable basis over the requisite service period of the award.

The Company values stock options using the Black-Scholes option pricing model. This model requires the use of highly subjective and complex assumptions which determine the fair value of stock-based awards, including the option’s expected term, stock price volatility and risk-free interest rates. Forfeitures are recorded as they occur.
Stock-Based Compensation
Stock-based compensation cost is measured at the grant date based on the fair market value of the award. Stock-based compensation is recognized as expense on a ratable basis over the requisite service period of the award.
The Company values stock options using the Black-Scholes option pricing model. This model requires the use of highly subjective and complex assumptions which determine the fair value of stock-based awards, including the option’s expected term, stock price volatility and risk-free interest rates. Forfeitures are recorded as they occur.

Comprehensive Loss
Comprehensive Loss
Comprehensive loss is defined as the change in the equity of a business enterprise during a period from transactions and other events and circumstances from non-owner
sources. Comprehensive loss was equal to net loss for three months ended March 31, 2024 and 2023.

Comprehensive Loss
Comprehensive loss is defined as the change in the equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources.
Comprehensive loss was equal to net loss for the years ended December 31, 2023 and 2022.

Net Loss per Share
Net Loss per Share
Basic net loss per share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive common share equivalents outstanding for the period determined using the treasury-stock and if-converted
methods. For the purposes of the diluted net loss per share calculation, common stock equivalents are considered to be potentially dilutive securities.
The following securities were excluded from the calculation of net loss per share because the inclusion would be anti-dilutive as of March 31, 2024 and 2023:

	March 31, 2024	March 31, 2023
Common stock warrants	23,889,364	395,392
Potential shares from Pre-Paid Advance	10,142,530	—
Merger consideration earnout shares	9,000,000	—
Potential shares from Cable Car Loan	750,000	—
Potential shares from convertible notes	244,308	248,067
Options outstanding	—	1,350,432

	44,026,202	1,993,891

Net Loss per Share
Basic net loss per share is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive common share equivalents outstanding for the period determined using the treasury-stock and if-converted methods.
For the purposes of the diluted net loss per share calculation, common stock equivalents are considered to be potentially dilutive securities.

The following securities were excluded from the calculation of net loss per share because the inclusion would be anti-dilutive as of December 31:

	2023	2022
Common stock warrants	1,231,484	905,470
Options outstanding	3,646,922	3,940,536
Potential shares from convertible notes	2,073,554	714,870
Subscription agreements	3,833,912	—

	10,785,872	5,560,876

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s financial instruments, including cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other current liabilities approximate their fair values because of the relatively short maturity of these instruments. The carrying value of the Company’s borrowings approximates fair value based on current rates offered to the Company for instruments with similar terms.

Fair Value of Financial Instruments
The fair value of the Company’s financial instruments, including cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses approximate their fair values because of the relatively short maturity of these instruments. The carrying value of the Company’s borrowings approximates fair value based on current rates offered to the Company for instruments with similar terms.

Recent Accounting Pronouncements Adopted
Recent Accounting Pronouncements
In November 2023, the FASB issued ASU
No. 2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires disclosure of incremental segment information on an annual and interim basis. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective application to all prior periods presented in the financial statements. Early adoption is permitted. The Company is currently evaluating the impact of the new standard on the condensed consolidated financial statements.
In March 2024, the FASB issued ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU is intended to improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU’s amendments are effective for public business entities for annual periods beginning after December 15, 2024. Entities are permitted to early adopt the standard for annual financial statements that have not yet been issued or made available for issuance. Adoption is either prospectively or retrospectively, the Company will adopt this ASU on a prospective basis. The Company is currently evaluating the impact of the new standard on the condensed consolidated financial statements and related disclosures.

Recent Accounting Pronouncements
In November 2023, the FASB issued
ASU No. 2023-07, Segment
Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires disclosure of incremental segment information on an annual and interim basis. This ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, and requires retrospective application to all prior periods presented in the financial statements. Early adoption is permitted. The Company is currently evaluating the impact of the new standard on the consolidated financial statements.
In December 2023, the FASB issued
ASU 2023-09, Income
Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU is intended to improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. The ASU’s amendments are effective for public business entities for annual periods beginning after December 15, 2024. Entities are permitted to early adopt the standard for “annual financial statements that have not yet been issued or made available for issuance.” Adoption is either prospectively or retrospectively, the Company will adopt this ASU on a prospective basis. The Company is currently evaluating the impact of the new standard on the consolidated financial statements an
d
related disclosures.

Recently Adopted Accounting Standards
Recently Adopted Accounting Standards
In June 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
(“ASU”) No. 2016-13,
 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and subsequently issued several supplemental/clarifying ASUs (collectively, “ASC 326”). This ASU requires entities to estimate a lifetime expected credit loss for most financial assets, including trade and other receivables, other long-term financings including available for sale and held-to-maturity
debt securities, and loans. The Company adopted ASC 326 on January 1, 2023. This standard did not have a material impact on the Company’s consolidated financial statements.

GIGCAPITAL5 INC [Member]
Property, Plant and Equipment [Line Items]
Basis of Presentation		Basis of Presentation The financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Business Risk and Concentration of Credit Risk and Supply Risk
Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which at times, may exceed federally insured limits. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents. The Company maintains cash balances that at times may be uninsured or in deposit accounts that exceed Federal Deposit Insurance Corporation limits. The Company maintains its cash deposits with major financial institutions. There were no cash equivalents as of December 31, 2023 and 2022.

Income Taxes
Income Taxes
The Company follows the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.
The Company prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2023 and 2022. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties as of December 31, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Stock-Based Compensation
Stock-based Compensation
Stock-based compensation related to restricted stock awards is based on the fair value of common stock on the grant date. The shares underlying the Company’s restricted stock award to Mr. Weightman is subject to forfeiture if he resigns or is terminated for cause prior to the completion of the Business Combination. Therefore, the related stock-based compensation will be recognized upon the completion of a Business Combination, unless the related shares are forfeited prior to a Business Combination occurring.

Net Loss per Share
Net Loss Per Share of Common Stock
The Company’s statements of operations and comprehensive loss include a presentation of income per share for common stock subject to possible redemption in a manner similar to the two-class
method of income (loss)

per share. Net income per share, basic and diluted, for common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held in the Trust Account by the weighted-average number of common stock subject to possible redemption outstanding since original issuance.
Net loss per share, basic and diluted, for
non-redeemable
common stock is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to common stock subject to possible redemption, by the weighted-average number of non-redeemable
common stock outstanding for the period, basic and diluted.
When calculating its diluted net loss per share, the Company has not considered the effect of (i) the incremental number of shares of common stock to settle warrants sold in the Offering and Private Placement, as calculated using the treasury stock method and (ii) the shares issued to Mr. Weightman subject to forfeiture representing 5,000 shares of common stock underlying a restricted stock award for the period it was outstanding. Since the Company was in a net loss position during the period after deducting net income attributable to common stock subject to redemption, diluted net loss per common share is the same as basic net loss per common share for the periods presented as the inclusion of all potential common shares outstanding would have been anti-dilutive.

Recent Accounting Pronouncements Adopted
Recent Accounting Pronouncements
The Company does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Emerging Growth Company
Emerging Growth Company
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Section 21E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.

Reconciliation of Net Loss Per Common Share
Reconciliation of Net Loss Per Common Share
In accordance with the
two-class
method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
Common stock subject to possible redemption
Numerator: Earnings allocable to common stock subject to redemption
Interest earned on marketable securities held in Trust Account, net of taxes	$1,107,741	$1,143,783

Net income attributable to common stock subject to possible redemptions	$1,107,741	$1,143,783

Denominator: Weighted-average common shares subject to redemption
Basic and diluted weighted-average shares outstanding, common stock subject to possible redemption	3,020,634	17,954,419

Basic and diluted net income per share, common stock subject to possible redemption	$0.37	$0.06

Non-Redeemable common stock
Numerator: Net loss minus net earnings - Basic and diluted
Net loss	$(4,024,591)	$(2,774,307)
Less: net income attributable to common stock subject to redemption	(1,107,741)	(1,143,783)

Net loss attributable to non-redeemable common stock	$(5,132,332)	$(3,918,090)

Denominator: Weighted-average non-redeemable common shares
Weighted-average non-redeemable common shares outstanding, basic and diluted	6,540,000	6,540,000

Net loss per share, non-redeemable common stock, basic and diluted	$(0.78)	$(0.60)

Cash and Marketable Securities Held in Trust Account
Cash and Marketable Securities Held in Trust Account
As of December 31, 2023, the assets held in the Trust Account consisted of cash. As of December 31, 2022, the assets held in the Trust Account consisted of money market funds investing in U.S. Treasury Bills and cash.

Convertible Promissory Note - Related Party
Convertible Promissory Note - Related Party
The Company accounts for its Working Capital Note under Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging (“ASC 815”). Under ASC
815-15-25,
an election can be made at the inception of a financial instrument to account for the instrument under the fair value option under ASC 825, Financial Instruments. The Company has made such election for its Working Capital Note. Using the fair value option, the Working Capital Note is required to be recorded at its initial fair value on the date of issuance, each drawdown date, and each balance sheet date thereafter. Differences between the face value of the Working Capital Note and fair value at each drawdown date are recognized as either an expense in the statements of operations and comprehensive loss (if issued at a premium) or as a capital contribution (if issued at a discount). Changes in the estimated fair value of the Working Capital Note are recognized as non-cash
gains or losses in the statements of operations and comprehensive loss. The Extension Note is not included in the calculation as it does not have a conversion feature.

Fair Value of Financial Instruments		Financial Instruments The fair value of the Company’s assets and liabilities approximates the carrying amounts represented in the balance sheet primarily due to their short-term nature.
Offering Costs
Offering Costs
Offering costs in the amount of $13,193,740 consist of legal, accounting, underwriting fees and other costs incurred that are directly related to the Offering. Offering costs were charged to stockholders’ deficit and recorded in additional paid-in
capital as a reduction to the gross proceeds received upon completion of the Offering. On March 20, 2023, one of the Underwriters, Wells Fargo, waived all of their portion of the deferred underwriting fees totaling $6,440,000.

Common Stock Subject to Possible Redemption
Common Stock Subject to Possible Redemption
Common stock subject to mandatory redemption (if any) is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that features redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, as of December 31, 2023 and 2022, common stock subject to possible redemption is presented as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets. As of December 31, 2023 and 2022, 2,114,978 and 4,014,050 shares of common stock, respectively, were issued and outstanding and subject to possible redemption.

Warrant Liability
Warrant Liability
The Company accounts for warrants for shares of the Company’s common stock that are not indexed to its own stock as liabilities at fair value on the balance sheets. The warrants are subject to remeasurement at each balance sheet date and any change in fair value is recognized as a component of other expense on the statements of operations and comprehensive loss. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the common stock warrants. At that time, the portion of the warrant liability related to the common stock warrants will be reclassified to additional paid-in
capital.